Reserves for Losses and Adjustment Expenses	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Reserves for Losses and Adjustment Expenses	Reserves for Losses and Loss Adjustment Expenses
The following table represents a reconciliation of beginning and ending consolidated loss and LAE reserves for the twelve months ended December 31, 2020, 2019 and 2018:

	As at December 31,
	2020	2019	2018
	($ in millions)
Provision for losses and LAE at the start of the year	$6,951.8	$7,074.2	$6,749.5
Less reinsurance recoverable	(2,319.8)	(2,077.6)	(1,515.2)
Net loss and LAE at the start of the year	4,632.0	4,996.6	5,234.3

Net loss and LAE expenses (disposed) (1)	(818.5)	—	—
Movement in net provision for losses and LAE for claims incurred:
Current year	1,841.7	1,620.2	1,684.1
Prior years	(0.9)	59.5	(111.1)
Total incurred	1,840.8	1,679.7	1,573.0
Losses and LAE payments for claims incurred:
Current year	(404.9)	(428.5)	(285.7)
Prior years	(1,359.7)	(1,694.1)	(1,441.0)
Total paid	(1,764.6)	(2,122.6)	(1,726.7)

Foreign exchange losses/(gains)	80.4	78.3	(84.0)

Net losses and LAE reserves at the end of the year	3,970.1	4,632.0	4,996.6
Plus reinsurance recoverable on unpaid losses at the end of the year	3,195.2	2,319.8	2,077.6
Provision for losses and LAE at the end of the year	$7,165.3	$6,951.8	$7,074.2
 ______________
(1)Net loss and LAE expenses disposed includes the adverse development cover reinsurance agreement providing $770.0 million of cover and the loss portfolio transfer transactions for our surety insurance book of $42.0 million and our U.S. accident and health book of $6.5 million.
For the twelve months ended December 31, 2020, there was a reduction of $0.9 million in the Company’s estimate of the ultimate claims to be paid in respect of prior accident years compared to an increase of $59.5 million for the twelve months ended December 31, 2019.
Overall, prior year reserve releases totaled $0.9 million in 2020, compared with net unfavorable reserve development of $59.5 million in 2019. Reserve releases in the reinsurance segment in 2020 were $36.1 million compared to $54.9 million in 2019 and came primarily from casualty reinsurance, property catastrophe reinsurance and specialty reinsurance, partially offset by strengthening on other property reinsurance lines. Net unfavorable reserve development in the insurance segment in 2020 was $35.2 million compared to net unfavorable reserve development of $114.4 million in 2019 and came primarily from property and casualty insurance lines.
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance as at December 31, 2020, 2019, 2018, 2017 2016, 2015, 2014, 2013 and 2012. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2020.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	171.1	168.9	167.7	166.7	161.1	155.2	154.1	154.2	154.8	—	6,080
2013		131.2	118.2	117.9	113.6	114.6	112.6	112.9	113.1	0.7	5,742
2014			166.5	158.2	135.0	135.6	134.9	133.3	132.7	0.6	9,969
2015				242.7	208.1	202.5	204.9	205.3	202.1	2.9	11,583
2016					240.5	251.2	246.1	247.4	248.9	3.5	10,765
2017						298.4	261.2	254.4	255.7	(6.5)	9,639
2018							207.2	210.0	193.5	(13.3)	8,106
2019								129.2	132.7	11.7	6,592
2020									207.5	64.7	5,706
							Total		$1,641.0

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	41.6	129.8	139.6	153.9	158.0	155.4	154.8	154.7	154.7
2013		39.4	76.7	90.0	102.1	106.7	109.4	111.2	111.5
2014			40.6	87.1	114.7	124.5	128.6	130.1	131.3
2015				57.6	144.6	172.7	181.9	198.6	197.0
2016					67.5	170.1	202.9	225.3	234.2
2017						97.4	190.5	224.0	244.9
2018							63.1	164.5	186.6
2019								49.8	93.0
2020									62.1
							Total		$1,415.3

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							$225.7
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						1.1
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$226.8

	Casualty Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	78.8	63.7	70.8	62.0	69.9	67.5	69.4	71.4	67.6	1.9	3,016
2013		134.6	117.9	116.3	121.9	104.8	106.1	106.2	100.5	3.6	3,311
2014			147.0	129.2	141.1	131.5	138.7	142.8	131.1	5.9	3,807
2015				206.2	226.2	188.8	207.0	240.0	223.5	17.9	4,682
2016					220.2	191.4	186.8	193.6	194.1	34.7	4,697
2017						184.0	177.4	181.6	188.3	27.8	5,297
2018							124.9	127.7	127.3	43.0	5,440
2019								127.4	132.3	70.1	4,958
2020									135.7	120.2	2,964
						Total			1,300.4

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	1.4	6.8	14.4	30.1	41.5	49.9	50.8	55.5	60.2
2013		2.3	26.0	40.0	53.7	69.3	82.0	86.3	88.4
2014			2.8	13.6	33.2	60.7	74.5	99.1	112.2
2015				3.2	17.3	57.2	94.0	140.5	170.1
2016					4.3	23.2	41.0	84.3	111.9
2017						3.7	23.3	53.7	99.1
2018							3.3	28.3	44.5
2019								6.5	18.8
2020									—
						Total			$705.2

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							$595.2
		All outstanding liabilities before 2012, net of reinsurance (unaudited)							23.5
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$618.7

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	270.4	307.7	327.2	348.0	333.6	329.6	318.0	312.7	303.1	0.6	3,812
2013		321.8	334.7	343.3	326.7	333.7	347.2	346.0	340.7	—	4,175
2014			310.5	315.0	299.8	311.4	306.9	313.8	301.6	—	4,049
2015				298.4	301.8	284.1	287.9	311.5	313.5	—	4,053
2016					262.7	232.2	231.7	231.8	218.5	—	4,416
2017						211.7	201.7	208.1	201.5	7.8	6,001
2018							172.4	209.5	202.6	13.7	5,133
2019								147.3	148.4	27.5	3,466
2020									111.5	56.8	2,321

							Total		2,141.4

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	52.4	133.6	176.2	212.5	241.4	252.3	275.2	276.1	278.2
2013		41.7	131.9	205.5	236.0	265.3	285.0	301.2	311.0
2014			53.7	117.2	189.9	210.7	233.4	251.6	263.9
2015				45.2	124.0	175.3	195.4	223.4	258.6
2016					30.9	83.5	144.6	166.2	193.4
2017						40.5	98.2	141.0	169.3
2018							27.0	105.6	133.9
2019								33.8	73.1
2020									28.6
							Total		$1,710.0

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							$431.4
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						—
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$431.4

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	88.9	90.2	94.1	97.7	94.6	90.1	102.5	97.3	103.3	10.5	575
2013		106.7	101.4	105.6	102.5	101.7	92.5	91.5	97.7	9.2	567
2014			136.5	132.8	131.5	121.7	133.1	122.1	120.0	9.1	791
2015				176.1	177.4	187.4	191.8	193.2	182.2	16.8	1,085
2016					193.3	213.9	218.7	204.3	182.1	26.2	1,249
2017						208.8	185.3	190.0	181.7	21.2	1,720
2018							159.8	175.8	151.7	27.2	4,644
2019								252.0	245.5	102.6	23,761
2020									352.9	261.7	69,692
							Total		$1,617.1

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	22.8	39.7	50.9	59.6	65.5	70.8	80.6	85.8	91.5
2013		8.2	21.6	31.7	66.1	64.6	73.5	75.5	78.8
2014			3.0	31.0	54.3	73.1	80.6	86.7	93.3
2015				13.9	43.8	70.5	90.0	110.9	140.1
2016					15.5	71.8	103.2	131.2	127.3
2017						27.3	51.5	83.9	118.3
2018							21.3	76.2	102.7
2019								27.6	87.6
2020									48.2
							Total		$887.8

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							$729.3
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						9.2
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$738.5

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	282.2	305.5	288.2	281.0	284.4	281.4	273.8	263.7	267.0	6.8	674
2013		221.9	204.5	194.4	183.0	181.5	178.0	175.1	172.3	3.5	829
2014			193.5	181.4	165.1	153.7	154.1	149.1	149.0	2.0	902
2015				218.7	191.1	181.0	160.0	175.2	175.3	5.9	1,044
2016					277.9	277.5	275.4	253.4	249.5	2.3	1,296
2017						563.9	539.8	520.6	509.3	7.5	1,952
2018							360.5	422.6	420.0	8.9	1,813
2019								286.4	293.8	4.2	1,335
2020									328.0	161.7	876
									$2,564.2

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	35.9	137.1	190.5	210.8	218.4	229.6	234.0	244.1	249.9
2013		35.0	101.0	150.3	162.8	167.7	169.2	170.8	165.2
2014			38.0	103.0	130.2	140.6	144.7	143.5	145.2
2015				36.1	96.8	129.6	142.0	159.1	161.5
2016					57.6	167.4	209.2	220.7	234.4
2017						123.8	359.9	419.9	444.5
2018							123.7	331.5	352.3
2019								28.4	161.7
2020									43.0
							Total		$1,957.7

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							606.5
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						24.5
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$631.0

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	237.0	235.3	246.7	238.3	235.3	236.2	244.9	247.2	221.6	—	1,804
2013		217.7	233.0	228.8	226.1	208.8	203.7	206.5	176.5	3.7	1,679
2014			209.0	212.4	221.1	214.5	207.7	210.2	173.4	0.3	1,775
2015				198.0	205.4	214.6	216.9	214.5	171.4	4.9	1,906
2016					237.7	250.6	250.4	260.3	220.9	18.7	1,937
2017						249.9	247.3	258.2	201.5	25.0	1,771
2018							233.0	262.9	209.2	70.5	1,488
2019								239.0	189.4	102.6	963
2020									259.3	235.2	342
						Total			$1,823.2

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	2.2	17.9	42.3	65.9	97.1	118.6	135.7	145.4	163.3
2013		3.5	16.0	43.2	65.5	93.8	115.9	128.7	140.9
2014			2.6	14.1	38.2	60.9	87.4	108.7	127.1
2015				3.6	18.4	39.1	66.3	90.4	109.9
2016					9.5	34.2	65.4	97.7	128.2
2017						9.1	31.1	59.8	98.7
2018							7.3	34.0	74.2
2019								9.4	36.9
2020									9.4
							Total		$888.6

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							934.6
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						149.6
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$1,084.2

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance									As at December 31, 2020
										Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	$ (in millions)
2012	179.5	202.9	192.2	176.9	175.4	175.9	172.7	170.1	166.6	0.1	636
2013		148.4	143.4	135.0	123.0	122.2	118.4	117.9	114.2	0.5	575
2014			155.3	143.0	135.1	125.8	128.8	127.1	120.3	—	624
2015				168.9	173.8	168.4	162.7	160.9	152.9	5.2	765
2016					242.1	243.3	241.0	233.1	222.8	9.7	923
2017						384.2	396.7	380.2	359.3	11.3	1,311
2018							401.7	401.0	391.7	23.0	1,372
2019								480.0	495.0	62.4	1,433
2020									418.1	173.4	1,096
							Total		$2,440.9

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	($ in millions)
2012	25.3	95.6	131.1	141.2	146.6	152.0	153.3	156.1	156.6
2013		25.7	73.5	89.7	97.1	104.2	104.2	105.2	104.9
2014			17.1	58.1	83.3	91.4	102.0	104.9	106.6
2015				18.1	57.9	106.1	124.8	134.0	137.0
2016					59.1	152.6	167.7	185.9	196.2
2017						95.3	240.8	273.4	309.3
2018							27.9	282.8	317.4
2019								275.4	384.8
2020									213.6
							Total		$1,926.4

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance							514.5
			All outstanding liabilities before 2012, net of reinsurance (unaudited)						20.9
		Liabilities for claims and claim adjustment expenses, net of reinsurance							$535.4
Reconciliation of Incurred and Paid Claims Development to total Provision for Losses and LAE

	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019
	($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	226.8	190.7
- Casualty insurance lines	618.7	669.2
- Marine, aviation and energy insurance lines	431.4	591.5
- Financial and professional insurance lines	738.5	657.4
Total insurance lines	2,015.4	2,108.8

Reinsurance lines
- Property catastrophe and other property reinsurance	631.0	528.6
- Casualty reinsurance	1,084.2	1,602.2
- Specialty reinsurance	535.4	575.9
Total reinsurance lines	2,250.6	2,706.7

Net loss and LAE	4,266.0	4,815.5

Reinsurance recoverable on unpaid losses:
Insurance lines	2,140.3	1,772.8
Reinsurance lines	1,054.9	547.0
Total reinsurance recoverable on unpaid losses	3,195.2	2,319.8

Unallocated claims incurred	50.3	44.0
Other reinsurance balances recoverable (1)	(346.7)	(227.4)
Other	0.5	(0.1)
	(295.9)	(183.5)

Provision for losses and LAE at the end of the year	7,165.3	6,951.8
____________________
(1)     Other reinsurance balances recoverable primarily include amounts that have been billed but not yet received.
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance

Years	1	2	3	4	5	6	7	8	9

Insurance	16.3%	26.7%	16.1%	12.6%	8.4%	6.9%	4.6%	2.0%	2.0%

Reinsurance	18.0%	31.6%	15.6%	9.5%	8.6%	5.3%	4.0%	2.5%	3.8%